INCOME TAXES - Disclosure of detailed information about income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES [abstract]
Loss before income taxes	$ (10,886,480)	$ (10,491,468)
Canadian federal and provincial income tax rates	27.00%	27.00%
Expected income tax recovery at statutory income tax rate	$ (2,939,350)	$ (2,832,696)
Difference between Canadian and foreign tax rate	244,401	(100,183)
Permanent differences	122,587	1,462,400
Changes in unrecognized deferred tax assets	2,769,206	1,210,869
Other adjustments	(154,990)	194,499
Total income tax expense (recovery)	41,854	(65,111)
Current income tax expense	52,999	46,706
Deferred income tax recovery	$ (11,145)	$ (111,817)